Dividends (Details) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)	0
Dividends to common shareholders, total		6,269	7,929
Dividend 0.12 [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)		0.12	0.12
Dividends payable, date declared effective		Nov. 16, 2011	Feb. 07, 2011
Paid to shareholders		Dec. 14, 2011	Feb. 21, 2011
Dividends to common shareholders, total		2,091	2,062
Dividend 0.12 One [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)		0.12	0.12
Dividends payable, date declared effective		Feb. 08, 2012	May 09, 2011
Paid to shareholders		Mar. 07, 2012	May 24, 2011
Dividends to common shareholders, total		2,091	2,084
Dividend 0.12 Two [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)			0.12
Dividends payable, date declared effective			Aug. 10, 2011
Paid to shareholders			Aug. 25, 2011
Dividends to common shareholders, total			2,073
Dividend 0.06 [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)		0.06
Dividends payable, date declared effective		May 10, 2012
Paid to shareholders		Jun. 07, 2012
Dividends to common shareholders, total		1,039
Dividend 0.06 One [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)		0.06
Dividends payable, date declared effective		Aug. 10, 2012
Paid to shareholders		Sep. 07, 2012
Dividends to common shareholders, total		1,048
Dividend 0.10 [Member]
Schedule of Dividends [Line Items]
Dividend per common share (in dollars per share)			0.10
Dividends payable, date declared effective			Dec. 06, 2010
Paid to shareholders			Dec. 21, 2010
Dividends to common shareholders, total			1,710